INCOME TAXES - Summary of tax expense (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax	¥ (3)		¥ 25
Total	¥ (3)	$ 0	¥ 25